Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Land	$ 12	$ 66
Buildings and leasehold improvements	384	379
Furniture and equipment	357	337
Construction-in-progress	14	13
Property and equipment, gross	767	795
Accumulated depreciation	(426)	(384)
Property and equipment, net	$ 341	$ 411